Label	Element	Value
Principal Funds Inc | Opportunistic Municipal Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY FOR OPPORTUNISTIC MUNICIPAL FUND
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Principal Funds, Inc.
Supplement dated January 31, 2024
to the Prospectus dated December 31, 2023
This supplement updates information currently in the Prospectus. Please retain this supplement for future reference.

Performance Table Heading	rr_PerformanceTableHeading	Under Performance, delete the Average Annual Total Returns table and replace with the following:Average Annual Total ReturnsFor the periods ended December 31, 2023
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Under Performance, delete the second paragraph under the Average Annual Total Returns table and replace with the following:Effective January 31, 2024, the Fund changed its primary index to the Bloomberg Municipal Bond Index. The Bloomberg Municipal Bond Index shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. The Fund’s former index was the Bloomberg U.S. Aggregate Bond Index.
Principal Funds Inc | Opportunistic Municipal Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	6.40%
5 Years	rr_AverageAnnualReturnYear05	2.25%
10 Years	rr_AverageAnnualReturnYear10	3.03%
Principal Funds Inc | Opportunistic Municipal Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.53%
5 Years	rr_AverageAnnualReturnYear05	1.10%
10 Years	rr_AverageAnnualReturnYear10	1.81%
Principal Funds Inc | Opportunistic Municipal Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.42%
5 Years	rr_AverageAnnualReturnYear05	1.30%
10 Years	rr_AverageAnnualReturnYear10	3.90%
Principal Funds Inc | Opportunistic Municipal Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	3.42%
5 Years	rr_AverageAnnualReturnYear05	1.30%
10 Years	rr_AverageAnnualReturnYear10	3.90%
Principal Funds Inc | Opportunistic Municipal Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.71%
5 Years	rr_AverageAnnualReturnYear05	1.86%
10 Years	rr_AverageAnnualReturnYear10	3.94%
Principal Funds Inc | Opportunistic Municipal Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.68%
5 Years	rr_AverageAnnualReturnYear05	2.35%
10 Years	rr_AverageAnnualReturnYear10	4.54%